UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Money Market Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
March 31, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (15.6%)
$30,000,000	Bank of Montreal	05/13/13	0.180%	$30,000,000
20,000,000	Bank of Montreal	06/05/13	0.180	20,000,000
21,000,000	Bank of Nova Scotia	04/10/13	0.190	21,000,000
35,000,000	Bank of Nova Scotia	06/18/13	0.190	35,000,000
35,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	05/08/13	0.220	35,000,360
20,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	06/26/13	0.200	20,000,000
50,200,000	Barclays Bank, Plc.	06/07/13	0.200	50,200,000
46,750,000	DnB Bank ASA	05/24/13	0.200	46,750,000
17,000,000	Svenska Handelsbanken	04/08/13	0.225	17,000,016
30,000,000	Svenska Handelsbanken	05/13/13	0.210	30,000,175
	Total Certificates of Deposit			304,950,551

	COMMERCIAL PAPER (5.4%)
27,000,000	Deutsche Bank Financial LLC1	04/08/13	0.230	26,998,793
25,000,000	Deutsche Bank Financial LLC1	04/17/13	0.230	24,997,444
30,000,000	National Australia Funding Delaware, Inc.1,2	06/04/13	0.185	29,990,133
25,000,000	UBS Finance Delaware LLC1	04/29/13	0.175	24,996,597
	Total Commercial Paper			106,982,967

	MUNICIPAL BONDS (9.1%)
14,000,000	California State Health Facilities Financing Authority3	04/04/13	0.110	14,000,000
9,290,000	Charlotte, North Carolina3	04/04/13	0.120	9,290,000
14,000,000	Connecticut State Health & Educational Facility Authority3	04/04/13	0.090	14,000,000
3,665,000	Guilford County, North Carolina3	04/04/13	0.130	3,665,000
5,345,000	Houston, Texas, Higher Education Finance Corp.3	04/04/13	0.110	5,345,000
7,811,000	Illinois State Finance Authority3	04/04/13	0.090	7,811,000
9,830,000	Illinois State Finance Authority3	04/04/13	0.120	9,830,000
12,095,000	Kansas State Department of Transportation3	04/04/13	0.100	12,095,000
13,824,000	Massachusetts State Development Finance Agency3	04/04/13	0.110	13,824,000
12,100,000	Massachusetts State Health & Educational Facilities Authority3	04/04/13	0.090	12,100,000
2,395,000	New Hampshire State Health & Education Facilities Authority3	04/04/13	0.110	2,395,000
13,425,000	New Hampshire State Health & Education Facilities Authority3	04/04/13	0.110	13,425,000
3,585,000	New Jersey State Educational Facilities Authority3	04/04/13	0.110	3,585,000
4,435,000	New York State Dormitory Authority3	04/04/13	0.110	4,435,000
3,900,000	North Carolina State Capital Facilities Finance Agency3	04/04/13	0.110	3,900,000
4,445,000	State of Ohio3	04/04/13	0.100	4,445,000
14,000,000	Pennsylvania State Turnpike Commission3	04/04/13	0.280	14,000,000
6,200,000	Private Colleges & Universities Authority3	04/04/13	0.100	6,200,000

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$11,600,000	San Diego County, California, Regional Transportation Commission3	04/04/13	0.110%	$11,600,000
12,795,000	University of Michigan3	04/04/13	0.090	12,795,000
	Total Municipal Bonds			178,740,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS (29.1%)
25,000,000	Fannie Mae Discount Notes1	04/09/13	0.070	24,999,611
120,000,000	Fannie Mae Discount Notes1,4	04/10/13	0.080	119,997,600
20,000,000	Fannie Mae Discount Notes1	04/24/13	0.085	19,998,914
25,000,000	Fannie Mae Discount Notes1	06/26/13	0.085	24,994,924
20,000,000	Federal Home Loan Bank Discount Notes1	04/05/13	0.110	19,999,755
85,000,000	Federal Home Loan Bank Discount Notes1,4	04/24/13	0.083	84,995,493
85,000,000	Federal Home Loan Bank Discount Notes1,4	05/22/13	0.095	84,988,560
80,000,000	Freddie Mac Discount Notes1,4	05/20/13	0.126	79,986,253
50,000,000	Freddie Mac Discount Notes1	05/21/13	0.125	49,991,319
25,000,000	Freddie Mac Discount Notes1	06/03/13	0.115	24,994,969
35,000,000	Freddie Mac Discount Notes1	06/10/13	0.105	34,992,854
	Total U.S. Government Agency Obligations			569,940,252

	U.S. TREASURY BILLS (23.2%)
174,000,000	U.S. Treasury Bill1,4	04/04/13	0.046	173,999,339
60,000,000	U.S. Treasury Bill1,4	04/11/13	0.065	59,998,910
135,000,000	U.S. Treasury Bill1,4	04/25/13	0.073	134,993,417
85,000,000	U.S. Treasury Bill1,4	05/16/13	0.100	84,989,375
	Total U.S. Treasury Bills			453,981,041

	TIME DEPOSITS (9.7%)
54,700,000	BNP Paribas	04/01/13	0.050	54,700,000
40,000,000	Royal Bank of Canada	04/01/13	0.080	40,000,000
40,000,000	Societe Generale	04/01/13	0.160	40,000,000
55,000,000	Wells Fargo	04/01/13	0.140	55,000,000
	Total Time Deposits			189,700,000

	REPURCHASE AGREEMENTS (8.2%)
30,000,000	BNP Paribas (Agreement dated 03/28/13 collateralized by GNMA 5.000%, due 05/20/41, value $30,600,000)	04/01/13	0.230	30,000,000
20,000,000	Deutsche Bank AG (Agreement dated 03/28/13 collateralized by FNMA 4.500%-6.000%, due 07/01/31-09/01/39, value $20,400,000)	04/01/13	0.250	20,000,000
55,000,000	Royal Bank of Canada (Agreement dated 03/28/13 collateralized by FNMA 4.000%, due 03/01/42, value $56,100,001)	04/01/13	0.210	55,000,000

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (continued)
$55,000,000	Societe Generale SA (Agreement dated 03/28/13 collateralized by FNMA 3.500%, due 05/01/42, value $56,100,001)	04/01/13	0.190%	$55,000,000
	Total Repurchase Agreements			160,000,000

TOTAL INVESTMENTS AT AMORTIZED COST			100.3%	$1,964,294,811
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			(0.3)	(6,048,598)
NET ASSETS			100.0%	$1,958,246,213

_____________

1	Coupon represents a yield to maturity.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at March 31, 2013 was $29,990,133 or 1.5% of net assets.

3
Variable rate demand note. The maturity dates reflect the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the March 31, 2013 coupon or interest rate.

4	Coupon represents a weighted average yield.

Abbreviations:
GNMA	−	Government National Mortgage Association.

FNMA     –                      Federal National Mortgage Association.

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)

A. FAIR VALUE MEASUREMENTS
BBH Money Market Fund (the “Fund”) is is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At March 31, 2013, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of March 31, 2013
Certificates of Deposit	$–	$304,950,551	$–	$304,950,551
Commercial Paper	–	106,982,967	–	106,982,967
Municipal Bonds	–	178,740,000	–	178,740,000
U.S. Government Agency Obligations	–	569,940,252	–	569,940,252
U.S. Treasury Bills	–	453,981,041	–	453,981,041
Time Deposits	–	189,700,000	–	189,700,000
Repurchase Agreements	–	160,000,000	–	160,000,000
Total Investments, at value	$–	$1,964,294,811	$–	$1,964,294,811

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of March 31, 2013, based on the valuation input levels on June 30, 2012.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

/s/Radford W. Klotz
By (Signature and Title)*

Radford W. Klotz
President and Principal Executive Officer

Date:  May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/Radford W. Klotz
Radford W. Klotz
President and Principal Executive Officer

Date: May 30, 2013

By (Signature and Title)*

/s/Charles H. Schreiber
Charles H. Schreiber
Treasurer and Principal Financial Officer

Date:  May 30, 2013

* Print name and title of each signing officer under his or her signature.